LEASES (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Repayment of office lease liabilities	$ 30,224	$ 16,284
Latam Logistic Properties SA [member]
IfrsStatementLineItems [Line Items]
Weighted average remaining lease term			2 years 2 months 12 days	3 years 3 months 18 days
Short-term office lease liability			$ 65,886	$ 54,327
Long-term lease liability			$ 135,612	$ 88,553
Weighted average discount rate			7.10%	7.10%	7.30%
Interest expense on lease liabilities			$ 11,667	$ 13,400	$ 15,292
Repayment of office lease liabilities			50,112	163,072	99,380
Additions to right-of-use assets			115,100	148,326	0
Right-of-use amortization expense related to office space			60,666	104,198	96,662
Latam Logistic Properties SA [member] | Investments property [member]
IfrsStatementLineItems [Line Items]
Short-term office lease liability			172,963	7,875
Long-term lease liability			$ 2,800,943	2,728,115
Weighted average discount rate			8.50%
Interest expense on lease liabilities			$ 237,916	0	0
Additions to right-of-use assets			2,507,992	227,999	$ 0
Right-of-use assets			$ 12,260,000	$ 227,999